UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3174
                                    --------------------------------------------

                            Touchstone Tax-Free Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
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              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  06/30
                          --------
Date of reporting period: 09/30/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

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Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 17.2%
$       400,000    Gainesville FL Utils Sys Rev Ser C                                   5.000              10/1/08      $    400,000
        100,000    JEA FL St Johns River Pwr Pk Sys Rev Ser 19                          4.000              10/1/08           100,000
        100,000    Orlando FL Utils Commn Wtr & Elec Rev                                5.900              10/1/08           100,000
        100,000    Sarasota Co FL Sales Tax Rev                                         4.600              10/1/08           100,000
        150,000    South FL Wtr Mgmt Dist COP                                           3.500              10/1/08           150,000
        685,000    Tampa Bay FL Wtr Util Sys Rev Ser B Prerefunded @ 101                4.750              10/1/08           691,850
        125,000    Volusia Co FL Sch Brd Sales Tax Rev                                  3.625              10/1/08           125,000
        100,000    Volusia Co FL Sch Brd Sales Tax Rev                                  5.000              10/1/08           100,000
        100,000    Winter Haven FL Util Sys Rev Impt Prerefunded @ 101                  5.000              10/1/08           101,000
        380,000    Cincinnati OH EDR BANS                                               3.600              11/7/08           380,000
        100,000    MI St Hosp Fin Auth Rev (Ascension Hlth Credit)                      5.200             11/15/08           100,328
        500,000    OH St Univ General Rcpts Ser B                                       3.750              1/14/09           500,000
        100,000    Collier Co FL Sch Brd COP                                            4.750              2/15/09           100,926
        350,000    Manistee MI Area Pub Schs UTGO Prerefunded @ 100                     5.875               5/1/09           357,635
        300,000    Lebanon OH Rd Impt UTGO BANS                                         3.000              6/23/09           301,280
        400,000    FL Hurricane Catastrophe Fd Fin Corp Rev                             5.000               7/1/09           407,682
        350,000    FL St Dept Environmental Protection
                      Preservation Rev (FL Forever)                                     5.000               7/1/09           357,479
        370,000    Columbiana OH Elec Sys Impt GO BANS                                  2.650               7/9/09           370,697
        175,000    Palm Beach Co FL Sch Brd COP Ser A                                   3.750               8/1/09           177,440
        100,000    Tampa Bay FL Wtr Util Sys Rev Prerefunded @ 101                      5.125              10/1/09           101,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $  5,022,317
------------------------------------------------------------------------------------------------------------------------------------

                   FLOATING & VARIABLE RATE DEMAND NOTES -- 82.4%
      1,000,000    Alachua Co FL Hlth Facs Rev (Shands Teaching Hosp)
                      (LOC: Suntrust Bank)                                              5.500              10/1/08         1,000,000
        500,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare)
                      (LOC: Wachovia Bank NA)                                           7.000              10/1/08           500,000
        390,000    Broward Co FL HFA MFH Rev (Jacaranda Village Apts)
                      (LOC: HSBC Bank)                                                  8.050              10/1/08           390,000
        900,000    Broward Co FL HFA MFH Rev (Reflections Apts)
                      (LOC: FHLMC)                                                      8.150              10/1/08           900,000
      1,000,000    Collier Co FL Hlth Fac Auth Hosp Rev (Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        4.250              10/1/08         1,000,000
        200,000    Dade Co FL IDA IDR (Dolphins Stadium)
                      (LOC: Societe Generale)                                           9.500              10/1/08           200,000
        500,000    FL Higher Edl Facs Auth Rev (St Thomas Univ)
                      (LOC: Suntrust Bank)                                              5.500              10/1/08           500,000
        500,000    Jacksonville FL EDR Hlthcare Facs (Methodist)
                      (LOC: Suntrust Bank)                                              5.500              10/1/08           500,000
      1,000,000    Jacksonville FL Elect Auth Rev (LOC: Bank of America NA)             4.250              10/1/08         1,000,000
        200,000    Jacksonville FL Hlth Facs Auth Hosp Rev
                      (LOC: Bank of America NA)                                         5.500              10/1/08           200,000
        100,000    Lee Co FL HFA MFH Rev (Forestwood Apts) (LOC: FNMA)                  8.810              10/1/08           100,000
      1,000,000    Los Angeles CA Regl Arpts Impt Corp Lease Rev                        5.000              10/1/08         1,000,000
        500,000    Manatee Co FL PCR (FL Pwr & Light Co)                                4.250              10/1/08           500,000
        605,000    Marion Co FL HFA (Paddock Apts) (LOC: FNMA)                          8.150              10/1/08           605,000
        400,000    Martin Co FL PCR (FL Pwr & Light Co)                                 4.250              10/1/08           400,000
        700,000    New York NY UTGO Subser A-4 (LOC: Bayerische Landesbank)             4.150              10/1/08           700,000
        400,000    Orange Co FL HFA Multifamily Rev (Post Fountains)                    8.400              10/1/08           400,000
        600,000    Orange Co FL HFA Rev (LOC: FHLMC)                                    8.150              10/1/08           600,000
      1,000,000    Orange Co FL Hlth Facs Auth (Orlando Regl Hlthcare)
                      Ser A-1 (SPA: Dexia Credit Local)                                10.000              10/1/08         1,000,000
        300,000    Palm Beach Co FL Rev (Norton Gallery)
                      (LOC: Bank of America NA)                                         8.400              10/1/08           300,000
        300,000    Pinellas Co FL Edl Facs Auth Rev (LOC: Suntrust Bank)                8.050              10/1/08           300,000
        800,000    Putnam Co FL Dev Auth PCR (FL Pwr & Light Co)                        4.250              10/1/08           800,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Florida Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 82.4%
                   (CONTINUED)
$     1,100,000    Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem Hosp A)
                      (LOC: Northern Trust Co)                                          6.950              10/1/08      $  1,100,000
        500,000    Sarasota-Manatee FL Arpt Auth Rev (LOC: Suntrust Bank)               5.500              10/1/08           500,000
      1,050,000    Volusia Co FL HFA Rev (Fisherman's Landing) (LOC: FNMA)              8.150              10/1/08         1,050,000
      1,175,000    Duval Co FL HFA MFH Rev (Glades Apts) (SPA: FHLMC)                   8.100              10/2/08         1,175,000
        350,000    Gulf Breeze FL Muni Bond Fund Ser A (LOC: Bank of America NA)        8.010              10/2/08           350,000
         70,000    Highlands Co FL Hlth Facs Auth Rev (Adventist Hlth)
                      (LOC: Suntrust Bank)                                              8.250              10/2/08            70,000
        385,000    Hillsborough Co FL IDR (Mosi-Charter Sch A)
                      (LOC: Bank of America)                                            7.300              10/2/08           385,000
        250,000    Hillsborough Co FL Rev (Carrollwood Day)
                      (LOC: Wells Fargo Bank)                                           8.050              10/2/08           250,000
        300,000    JEA FL Dist Energy Sys Rev (LOC: State Street B&T Co)                7.780              10/2/08           300,000
        900,000    Palm Beach Co FL Rev (Henry Morrison Flagler)
                      (LOC: Northern Trust Bank)                                        7.540              10/2/08           900,000
        500,000    Palm Beach Co FL Rev (Raymond F Kravis Ctr)
                      (LOC: Northern Trust Co)                                          7.500              10/2/08           500,000
        200,000    Seminole Co FL IDA Rev (FL Living Nursing Ctr)
                      (LOC: Bank of America NA)                                         8.160              10/2/08           200,000
        900,000    Seminole Co FL IDA Rev (Master Academy)
                      (LOC: Allied Irish Bank)                                          8.000              10/2/08           900,000
        900,000    Tampa FL Rev (Tampa LLC-Univ Tampa)
                      (LOC: Royal Bank of Canada)                                       8.100              10/2/08           900,000
        900,000    Volusia Co FL IDA Rev (Retirement Hsg Fndtn)
                      (LOC: KBC Bank NV)                                                8.050              10/2/08           900,000
        800,000    Wauchula FL IDR (Hardee Co Ctr) (LOC: JPMorgan Chase Bank)           8.000              10/2/08           800,000
        930,000    Lee Co FL IDA Hlthcare Facs Rev (Bonita Cmnty Hlth)
                      (LOC: Fifth Third Bank)                                           8.210              10/3/08           930,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $ 24,105,000
------------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 99.6%
                   (Amortized Cost $29,127,317)                                                                         $ 29,127,317

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                             116,616
------------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                 $ 29,243,933
------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 96.3%
$     1,035,000    Reading OH Rev (St Mary's Ed Institute)                              5.550               2/1/10      $  1,056,518
        525,000    Kings OH LSD GO Prerefunded @ 101                                    6.050              12/1/10           567,047
      1,000,000    Summit Co OH GO Prerefunded @ 101                                    6.000              12/1/10         1,079,050
        105,000    Cuyahoga Co OH Hosp Rev (Univ Hosp) ETM                              9.000               6/1/11           114,459
      1,000,000    Lorain Co OH Hosp Rev (Catholic Hlth)                                5.625              10/1/11         1,041,810
      1,000,000    Hamilton Co OH Swr Sys Rev                                           5.500              12/1/11         1,069,690
      1,000,000    Pickerington OH LSD UTGO Prerefunded @ 100                           5.250              12/1/11         1,065,540
      1,750,000    Eaton OH CSD GO Prerefunded @ 101                                    5.000              12/1/12         1,881,827
      1,000,000    Monroe OH LSD UTGO Prerefunded @ 100                                 5.000              12/1/12         1,066,590
        500,000    Ross Twp OH LSD UTGO Prerefunded @ 100                               5.000              12/1/13           535,405
      1,480,000    Lakewood OH CSD GO Prerefunded @ 100                                 5.250              12/1/14         1,609,086
        660,000    West Chester Twp OH GO                                               5.500              12/1/14           695,119
        400,000    Warren OH Wtr Wrks Rev                                               5.500              11/1/15           410,932
        845,000    Buckeye Valley OH LSD GO                                             6.850              12/1/15           938,829
        595,000    Columbus-Polaris Hsg Corp Rev Prerefunded @ 100                      7.400               1/1/16           668,233
      2,750,000    Little Miami OH LSD GO Prerefunded @ 100                             5.000              12/1/16         2,935,542
      1,000,000    Lorain Co OH Hosp Rev (Catholic Hlth Partners)                       5.500               9/1/19         1,005,300
      1,000,000    Lucas Co OH Hosp Rev (Promedica Hlth Grp)                            5.625             11/15/19         1,004,270
      1,085,000    West Clermont OH LSD GO                                              5.000              12/1/19         1,099,170
        850,000    West Chester Twp OH GO                                               5.000              12/1/20           856,205
      1,210,000    Cincinnati OH Tech College Rev                                       5.250              10/1/21         1,165,847
      1,185,000    Akron OH Impt GO                                                     5.000              12/1/22         1,170,709
        765,000    Fairfield Co OH GO                                                   5.000              12/1/22           755,774
        250,000    OH St Higher Ed Fac (Xavier Univ)                                    5.000               5/1/23           263,910
      1,050,000    Harrison OH Wst Wtr Sys Rev                                          5.250              11/1/23         1,050,872
      1,000,000    Akron OH Var Purp GO                                                 5.000              12/1/23           984,270
        450,000    Columbus OH TIF Rev (Polaris)                                        4.750              12/1/23           409,073
        865,000    Fairfield Co OH GO                                                   5.000              12/1/23           832,009
      1,000,000    OH St Higher Ed Fac Rev (Univ Dayton)                                5.000              12/1/23           954,870
      1,000,000    Toledo OH CSD GO                                                     5.000              12/1/23           964,880
      1,000,000    Hamilton Co OH Hosp Rev (Children's Hosp Med Ctr)                    5.000              5/15/24           854,970
        400,000    Springboro OH Swr Sys Rev                                            5.000               6/1/24           388,132
      2,000,000    Canal Winchester OH LSD UTGO                                         4.750              12/1/24         1,850,659
        825,000    Parma OH GO                                                          4.750              12/1/24           755,090
      1,000,000    Columbus OH Arpt Rev                                                 5.000               1/1/25           940,500
      1,040,000    Franklin Co OH Hosp Rev (Children's Hosp)                            5.000               5/1/25           967,782
        810,000    Big Walnut OH LSD GO                                                 5.000              12/1/25           788,997
        580,000    New Albany Plain OH LSD GO                                           5.000              12/1/25           551,713
      1,000,000    Univ of Cincinnati OH General Rcpts                                  4.750               6/1/26           905,340
      1,500,000    Richland Co OH Hosp Facs Rev (MedCentral Hlth Sys)                   5.125             11/15/26         1,309,545
      1,090,000    Fairborn OH CSD GO                                                   5.000              12/1/26         1,057,017
      1,000,000    Kings OH LSD Impt UTGO                                               5.000              12/1/26           956,210
      1,000,000    Lakewood OH CSD Facs Impt UTGO                                       5.000              12/1/26           950,650
      1,500,000    OH St Higher Ed Fac Rev (Univ Dayton)                                5.000              12/1/26         1,356,825
      2,100,000    Oregon OH CSD GO                                                     5.000              12/1/27         2,005,121
      1,830,000    Columbus OH CSD Impt UTGO                                            5.000              12/1/28         1,749,242
      1,185,000    Delaware OH GO                                                       5.000              12/1/28         1,132,706
        895,000    Licking Heights OH LSD GO                                            6.400              12/1/28           968,990
      1,000,000    Mason OH Swr Sys Rev                                                 5.000              12/1/28           913,290
      1,500,000    Reynoldsburg OH CSD Facs Constr & Impt UTGO                          5.250              12/1/28         1,458,090
      1,000,000    Cleveland OH Income Tax Rev (Sub Lien Brdgs & Roadways B)            5.000              10/1/29           936,990
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $ 52,050,695
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Bond Fund (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 2.3%
$       200,000    Cuyahoga Co OH Hosp Rev (University Hosp Cleveland Clinic)           4.000              10/1/08      $    200,000
        600,000    OH St Wtr Dev Auth (Purewater) (SPA: State Street B&T Co)            8.200              10/1/08           600,000
         95,000    OH St Higher Ed Fac Pooled Fin (1998) (LOC: Fifth Third Bank)        8.900              10/2/08            95,000
        325,000    Univ of Cincinnati OH General Rcpts Ser B
                      (SPA: Bayerische Landesbank)                                      8.500              10/2/08           325,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $  1,220,000
------------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 98.6%
                   (Amortized Cost $54,732,594)                                                                         $ 53,270,695

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                                             756,963
------------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                 $ 54,027,658
------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.4%
$       100,000    OH St Bldg Auth (St Facs Admin Bldg Fd A) Prerefunded @ 101          5.250              10/1/08      $    101,000
        100,000    OH St Bldg Auth (St Facs Adult Correction A)                         5.500              10/1/08           100,000
        150,000    OH St Bldg Auth (St Facs Amin Bldg Fd A) Prerefunded @ 101           4.750              10/1/08           151,500
        140,000    OH St Bldg Auth (St Facs Arts Facs Bldg Fd)                          5.000              10/1/08           140,000
      2,350,000    Cuyahoga Heights OH Var Purp UTGO BANS                               8.000              10/2/08         2,350,000
      1,000,000    Harrison Twp OH BANS (Fire Dept)                                     3.850              10/9/08         1,000,054
        400,000    Hamilton OH Gas Sys Rev                                              3.000             10/15/08           400,127
      1,000,000    South Lebanon Village OH Tax Increment Rev BANS
                      (LOC: National City Bank)                                         3.750             10/27/08         1,000,000
      2,000,000    Canal Winchester OH LTGO BANS (Diley Rd)                             4.250             10/30/08         2,000,935
        300,000    OH St Pub Facs Commn Higher Ed Prerefunded @ 100                     5.000              11/1/08           300,671
        100,000    Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp Assn)
                      Prerefunded @ 101                                                 5.375              11/1/08           101,251
      2,166,109    Barberton OH CSD UTGO BANS                                           2.600              11/4/08         2,167,300
      4,000,000    Northmor OH LSD UTGO BANS                                            2.500              11/6/08         4,001,943
      1,000,000    Cincinnati OH EDR BANS (LOC: National City Bank)                     3.600              11/7/08         1,000,000
      1,605,000    Hancock Co OH LTGO BANS                                              4.250              11/8/08         1,606,308
      5,000,000    Greater Cleveland Regl Tran Auth OH RANS                             2.500             11/12/08         5,002,254
      1,055,000    AMP OH Elect Rev BANS (Monroeville Village)                          3.800             11/13/08         1,055,304
      3,000,000    Deerfield Twp OH UTGO BANS                                           3.450             11/18/08         3,000,000
      3,600,000    Niles OH LTGO BANS                                                   2.500             11/21/08         3,602,230
      1,500,000    Niles OH Wtr Sys Impt LTGO BANS                                      4.000             11/21/08         1,500,819
      2,200,000    Avon OH LTGO BANS (Miller Rd Extn)                                   2.500             11/26/08         2,201,663
      3,210,000    Mahoning Co OH LTGO BANS Ser A                                       4.200             11/26/08         3,212,884
        200,000    Akron OH Impt LTGO                                                   4.000              12/1/08           200,564
        100,000    Akron OH LTGO                                                        4.250              12/1/08           100,331
        300,000    Akron OH LTGO ETM                                                    4.700              12/1/08           301,288
        200,000    Columbus OH CSD UTGO                                                 3.000              12/1/08           200,266
        200,000    Cuyahoga Co OH EDR (Univ Sch) (LOC: Keybank NA)                      5.200              12/1/08           200,857
        520,000    Cuyahoga Co OH Hlthcare Facs Rev (Benjamin Rose Institute)
                      Prerefunded @ 101                                                 5.500              12/1/08           528,092
        150,000    Franklin Co OH LTGO                                                  2.300              12/1/08           150,000
        150,000    Hilliard OH LTGO                                                     3.000              12/1/08           150,175
        300,000    Indian Lake OH LSD UTGO Prerefunded @ 101                            5.125              12/1/08           304,439
        150,000    Lakewood OH CSD Impt UTGO                                            3.375              12/1/08           150,217
        325,000    OH St Wtr Dev Auth Ln Fd Rev                                         5.000              12/1/08           326,471
        200,000    OH St Wtr Dev Auth Rev (Fresh Wtr Ser) ETM                           5.700              12/1/08           200,000
        150,000    Reynoldsburg OH CSD UTGO                                             3.000              12/1/08           150,110
        575,000    Westlake OH Impt LTGO                                                6.400              12/1/08           579,013
        250,000    Wyoming OH CSD UTGO Prerefunded @ 101                                5.150              12/1/08           253,464
        820,000    AMP OH Elect Rev BANS (Edgerton Village)                             3.550              12/4/08           820,000
        805,000    Oakwood OH Str Impt BANS Ser 2                                       3.750              12/4/08           805,344
        285,000    Canal Winchester OH Var Purp UTGO                                    3.000              12/8/08           285,474
      1,980,000    North Baltimore OH LSD Impt UTGO BANS                                4.100             12/11/08         1,982,066
      1,655,000    Forest Park OH LTGO BANS                                             3.750             12/23/08         1,657,024
        690,000    AMP OH Elect Rev BANS (Brewster Village)                             3.500               1/9/09           690,751
      2,270,000    OH St Univ General Rcpts                                             3.750              1/14/09         2,270,000
        840,000    Defiance OH CSD UTGO BANS                                            4.200              1/15/09           842,984
        952,000    AMP OH Elect Rev BANS (Seville Village)                              3.500              1/16/09           953,525
      5,500,000    Highland OH LSD UTGO BANS                                            2.850              1/22/09         5,514,309
        780,000    AMP OH Elect Rev BANS (Woodsfield Village)                           3.250              1/30/09           781,674
        550,000    Lorain Co OH Hosp Rev Facs (Catholic-A-Rmkt)                         4.000               2/1/09           552,618
        550,000    Lorain Co OH Hosp Rev Facs (Catholic-B-Rmkt)                         4.000               2/1/09           552,617
      1,120,000    Mason OH LTGO BANS                                                   3.000              3/12/09         1,123,666
      2,970,000    Willowick OH Var Purp Impt LTGO BANS                                 3.000              3/12/09         2,973,227
      2,361,975    Hamilton Twp OH Var Purp LTGO BANS                                   3.100              3/18/09         2,365,698

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 25.4%
                   (CONTINUED)
$       400,000    Deer Park - Silverton OH Jt Fire Dist LTGO BANS                      3.500               4/7/09      $    401,512
      1,250,000    Brookville OH UTGO BANS                                              2.750              4/23/09         1,253,428
      1,900,000    Fayette Co OH Courthouse LTGO BANS                                   2.400              5/14/09         1,900,000
      1,145,000    Greene Co OH Var Purp UTGO BANS                                      2.750              5/19/09         1,150,322
      1,265,000    Gates Mills OH Var Purp Impt LTGO BANS                               3.250              5/21/09         1,273,685
      3,000,000    Ironton OH CSD LTGO BANS                                             4.750              5/27/09         3,048,986
      2,445,000    Ashtabula Co OH LTGO BANS                                            2.150              5/28/09         2,445,000
      4,395,000    Cincinnati OH CSD LTGO BANS                                          2.500              5/28/09         4,405,248
      3,690,000    Middletown OH CSD Sch Impt UTGO BANS                                 2.500               6/3/09         3,699,719
      1,000,000    Tiffin OH Cap Impt LTGO BANS                                         2.500               6/4/09         1,002,645
      2,000,000    Niles OH Swr Sys Impt LTGO BANS                                      2.750               7/1/09         2,005,116
      1,250,000    AMP OH Elec Rev BANS (Woodville)                                     2.750              7/17/09         1,252,451
      1,810,000    Kirtland OH Var Purp LTGO BANS                                       2.350              7/23/09         1,813,577
        400,000    OH St Higher Ed Cap Facs Ser II-A                                    5.000               8/1/09           409,562
      1,995,000    AMP OH BANS (Cleveland Pub Pwr)                                      2.250              8/14/09         1,996,718
      2,685,000    Jackson Co OH Var Purp Impt LTGO BANS                                2.550               9/3/09         2,695,921
      4,500,000    Union Twp OH TIF Rev BANS                                            3.000              9/15/09         4,542,185
      1,722,000    Warrensville Heights OH Var Purp Impt LTGO BANS                      2.850              9/17/09         1,735,799
      3,500,000    Cuyahoga Heights OH Var Purp UTGO BANS                               3.500              9/23/09         3,516,619
      1,800,000    Portage Co OH UTGO BANS                                              3.250              10/2/09         1,804,356
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $106,315,356
------------------------------------------------------------------------------------------------------------------------------------

                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
      7,500,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser A
                      (LOC: Bank of America NA)                                         4.400              10/1/08         7,500,000
      1,600,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser B
                      (LOC: JPMorgan Chase Bank)                                        4.250              10/1/08         1,600,000
      6,000,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare) Ser C
                      (LOC: Wachovia Bank NA)                                           7.000              10/1/08         6,000,000
      3,000,000    Cleveland OH Arpt Sys Rev Tr Rcpts SGA 126
                      (SPA: Societe Generale)                                           8.100              10/1/08         3,000,000
      1,365,000    Cuyahoga Co OH Ed Fac (Utd Cerebral Palsy Assn)
                      (LOC: Key Bank NA)                                                8.500              10/1/08         1,365,000
      1,400,000    Cuyahoga Co OH Hosp (Univ Hosp)
                      (LOC: JPMorgan Chase Bank)                                        4.000              10/1/08         1,400,000
      6,200,000    Cuyahoga Co OH Rev (Cleveland Clinic)
                      (SPA: Bank of Nova Scotia)                                        4.250              10/1/08         6,200,000
      1,450,000    Hamilton Co OH EDR (General Prostestant)
                      (LOC: National City Bank)                                        10.000              10/1/08         1,450,000
        500,000    Hamilton Co OH Hlth Facs (St Aloysius Orphanage)
                      (LOC: Key Bank NA)                                                8.500              10/1/08           500,000
      1,720,000    Hamilton Co OH Hlthcare Facs Rev (Deaconess Lg Term Care A)
                      (LOC: JPMorgan Chase Bank)                                        8.180              10/1/08         1,720,000
      2,400,000    Hamilton Co OH Hosp Facs Rev (Eliz Gamble) Ser A
                      (LOC: JPMorgan Chase Bank)                                        8.050              10/1/08         2,400,000
      2,270,000    Lorain Co OH IDR (EMH Regl Med Ctr) (LOC: Key Bank NA)               8.500              10/1/08         2,270,000
      3,900,000    Middletown OH Dev Rev (Bishop-Fenwick HS)
                      (LOC: JPMorgan Chase Bank)                                        7.900              10/1/08         3,900,000
      9,300,000    Montgomery Co OH EDR (Dayton Art Inst)
                      (LOC: National City Bank)                                        10.000              10/1/08         9,300,000
      4,700,000    Montgomery Co OH Rev (Catholic Hlth) Ser B
                      (SPA: Bayerische Landesbank)                                      7.930              10/1/08         4,700,000
      1,500,000    OH St Air Quality Dev Auth PCR (FirstEnergy A)
                      (LOC: Key Bank NA)                                               10.000              10/1/08         1,500,000
      2,550,000    OH St Air Quality Dev Auth PCR (FirstEnergy B)
                      (LOC: Barclays Bank PLC)                                          7.900              10/1/08         2,550,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
                   (CONTINUED)
$     2,300,000    OH St Air Quality Dev Auth Rev (Pollution-FirstEnergy B)
                      (LOC: Bank of America NA)                                         4.400              10/1/08      $  2,300,000
      2,360,000    OH St GO Infrastructure Impt                                         8.000              10/1/08         2,360,000
      1,200,000    OH St Higher Ed Fac (Case Western)
                      (SPA: Landesbank Hessen-Thuringen)                                4.250              10/1/08         1,200,000
      1,500,000    OH St Higher Ed Fac (Case Western)
                      (SPA: Landesbank Hessen-Thuringen)                                8.000              10/1/08         1,500,000
     11,000,000    OH St Higher Ed Fac (Univ Hosps Hlth Sys)
                      (LOC: Wells Fargo Bank NA)                                        8.050              10/1/08        11,000,000
      2,000,000    OH St Higher Edl Fac Rev (Case Western Rsrv A)                       8.000              10/1/08         2,000,000
      7,700,000    OH St Higher Edl Fac Rev (Case Western Rsrv B-2)
                      (LOC: Bank of America NA)                                         4.400              10/1/08         7,700,000
     14,500,000    OH St Infra Impt UTGO                                                7.800              10/1/08        14,500,000
      2,900,000    OH St PCR (Sohio Air)                                                4.250              10/1/08         2,900,000
      1,000,000    OH St PCR (Sohio Water)                                              4.250              10/1/08         1,000,000
        100,000    OH St PCR (Sohio Water)                                              5.250              10/1/08           100,000
      2,500,000    OH St Univ General Rcpts                                             8.250              10/1/08         2,500,000
      6,200,000    OH St Wtr Dev Auth PCR Facs Rev (FirstEnergy)
                      (LOC: Barclays Bank PLC)                                          8.250              10/1/08         6,200,000
     11,845,000    OH Wtr Dev Auth Rev (Purewater) (SPA: State Street B&T Co)           8.200              10/1/08        11,845,000
      5,000,000    ABN AMRO MuniTOPS Ctfs Tr 2006-4 (SPA: Bank of America)              4.560              10/2/08         5,000,000
      4,040,000    Akron Bath Copley OH Jt Twp Hosp Dist
                      (Summa Hlth Sys B) (LOC: Bank One NA)                            10.000              10/2/08         4,040,000
      4,000,000    Akron Bath Copley OH Jt Twp Hosp Dist Rev
                      (Summner Proj) (LOC: KBC Bank NV)                                10.000              10/2/08         4,000,000
      3,600,000    Austin Tr Var Sts (Ctfs BOA) Ser 2008-3310                           6.060              10/2/08         3,600,000
      6,075,000    Butler Co OH Hlthcare Facs Rev (Lifesphere)
                      (LOC: US Bank NA)                                                 7.880              10/2/08         6,075,000
      1,390,000    Cambridge OH Hosp Facs Rev (SE OH Regl Med)
                      (LOC: National City Bank)                                        10.000              10/2/08         1,390,000
      1,000,000    Carroll Co OH Hlthcare Facs (St Johns Village)
                      (LOC: National City Bank)                                        10.000              10/2/08         1,000,000
      2,700,000    Cleveland OH Arpt Sys Rev Ser D (LOC: US Bank NA)                    8.000              10/2/08         2,700,000
      9,420,000    Cleveland OH Wtrworks Rev Ser B (SPA: Dexia Credit Local)            8.550              10/2/08         9,420,000
      2,540,000    Columbus OH GO (SPA: JPMorgan Chase Bank)                            7.350              10/2/08         2,540,000
      2,700,000    Columbus OH Regl Arpt Auth Cap Fdg Rev
                      (Oasbo Pooled Fin) (LOC: US Bank NA)                              8.000              10/2/08         2,700,000
      2,345,000    Columbus OH Regl Arpt Auth Rev (LOC: US Bank NA)                     8.000              10/2/08         2,345,000
         80,000    Coshocton Co OH Hosp (Echoing Hills Village)
                      (LOC: JPMorgan Chase Bank)                                        8.900              10/2/08            80,000
      1,315,000    Cuyahoga Co OH Civic Facs (West Side Ecumenical)
                      (LOC: Key Bank NA)                                                8.000              10/2/08         1,315,000
      1,315,000    Cuyahoga Co OH EDR (Cleveland Botanical)
                      (LOC: Allied Irish Bank PLC)                                     10.000              10/2/08         1,315,000
      5,135,000    Cuyahoga Co OH Hlthcare Facs Rev
                      (A M McGregor Home) (LOC: Keybank NA)                             8.050              10/2/08         5,135,000
        415,000    Cuyahoga Co OH Hlthcare Facs Rev (Judson
                      Retirement Cmnty) (LOC: National City Bank)                      11.000              10/2/08           415,000
      8,905,000    Delaware Co OH Hlthcare Facs Rev (Sarah Moore)
                      (LOC: Fifth Third Bank)                                           8.220              10/2/08         8,905,000
      1,935,000    Franklin Co OH EDR (Dominican Sisters) (LOC: Fifth Third Bank)      10.000              10/2/08         1,935,000
      1,000,000    Franklin Co OH Hlth Facs (Friendship Village Dublin)
                      (LOC: LaSalle Bank)                                               8.000              10/2/08         1,000,000
      1,050,000    Franklin Co OH Hlth Facs (Heinzerling Fndtn)
                      (LOC: JPMorgan Chase Bank)                                        8.900              10/2/08         1,050,000
      5,735,000    Franklin Co OH Hosp Rev Impt (US Hlth Corp) (LOC: US Bank)           7.880              10/2/08         5,735,000
      2,485,000    Geauga Co OH Hlth Fac (Heather Hill) (LOC: Bank One NA)              7.890              10/2/08         2,485,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
                   (CONTINUED)
$     2,500,000    Hamilton Co OH Hlthcare (Life Enriching Cmntys B)
                      (LOC: PNC Bank NA)                                                8.000              10/2/08      $  2,500,000
      3,600,000    Hamilton Co OH Hlthcare Facs Rev (Children's Home
                      Cincinnati) (LOC: US Bank NA)                                     8.000              10/2/08         3,600,000
      1,050,000    Hamilton Co OH Hosp (Beechwood Home)
                      (LOC: US Bank NA)                                                 8.000              10/2/08         1,050,000
      2,980,000    Hamilton Co OH Hosp (Children's Hosp Med Ctr)
                      Ser 1997 (LOC: PNC Bank NA)                                       8.000              10/2/08         2,980,000
        600,000    Hamilton Co OH Hosp (Children's Hosp Med Ctr)
                      Ser 2000 (LOC: JPMorgan Chase Bank)                               8.000              10/2/08           600,000
        505,000    Hamilton Co OH Hosp (Drake Ctr Inc) (LOC: US Bank NA)                8.000              10/2/08           505,000
      1,545,000    Hamilton Co OH Hosp Facs Rev (Children's Hosp Med Ctr)
                      (LOC: US Bank NA)                                                 8.000              10/2/08         1,545,000
      3,745,000    Henry Co OH Fac Impt Rev (Henry Co Hosp)
                      (LOC: Key Bank NA)                                                8.000              10/2/08         3,745,000
      5,000,000    Lancaster OH Port Auth Gas Rev (SPA: Royal Bank of Canada)           8.000              10/2/08         5,000,000
      2,010,000    Lima OH Hosp Facs (Lima Mem Hosp) (LOC: Bank One NA)                10.000              10/2/08         2,010,000
        400,000    Lucas Co OH Hlth Facs (Lutheran Homes)
                      (LOC: Fifth Third Bank)                                           8.250              10/2/08           400,000
        700,000    Lucas Co OH Hlth Rev (Sunset Retirement Cmnty)
                      (LOC: Fifth Third Bank)                                           7.530              10/2/08           700,000
        715,000    Lucas Co OH Hosp Rev (Sunshine Inc NW OH)
                      (LOC: National City Bank)                                        10.000              10/2/08           715,000
         75,000    Mahoning Co OH IDR (OH Heart Inst)
                      (LOC: JPMorgan Chase Bank)                                        9.900              10/2/08            75,000
        995,000    Mason OH TIF Rev (Central Parke of Mason) (LOC: US Bank)             8.000              10/2/08           995,000
        910,000    Montgomery Co OH Hlth Facs (Cmnty Blood Ctr)
                      (LOC: Bank One NA)                                                8.900              10/2/08           910,000
      1,300,000    Montgomery Co OH Hlthcare Facs Rev (South
                      Cmnty Inc) (LOC: National City Bank)                             10.000              10/2/08         1,300,000
      1,200,000    OH St Higher Ed Fac Pooled Fin Rev (1997)
                      (LOC: Fifth Third Bank)                                           9.050              10/2/08         1,200,000
      2,200,000    OH St Higher Ed Fac Rev (Marietta College)
                      (LOC: JPMorgan Chase Bank)                                        8.000              10/2/08         2,200,000
      1,450,000    OH St Higher Ed Fac Rev (Mt Union College)
                      (LOC: JPMorgan Chase Bank)                                        8.250              10/2/08         1,450,000
      3,030,000    OH St Higher Edl Fac (Xavier Univ) Ser B (LOC: US Bank NA)           6.250              10/2/08         3,030,000
      2,000,000    OH St Higher Edl Fac Rev (Otterbein College)
                      (LOC: JPMorgan Chase Bank)                                        9.000              10/2/08         2,000,000
        440,000    OH St Higher Edl Fac Rev (Xavier Univ) (LOC: US Bank NA)             6.250              10/2/08           440,000
        630,000    OH Univ General Rcpts Rev (SPA: Dexia Credit Local)                  8.500              10/2/08           630,000
      1,165,000    Ottawa Co OH Hosp Facs Rev (Luther Home of Mercy)
                      Ser 97 (LOC: National City Bank)                                 10.000              10/2/08         1,165,000
      4,555,000    Parma OH Hosp Impt Rev (Parma Cmnty Gen Hosp)
                      Ser A (LOC: JPMorgan Chase Bank)                                 10.000              10/2/08         4,555,000
        670,000    Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
                      (LOC: US Bank NA)                                                10.000              10/2/08           670,000
      3,375,000    Port Gtr Cincinnati Dev Auth Rev (Cincinnati Zoo)
                      (LOC: US Bank NA)                                                10.000              10/2/08         3,375,000
      3,000,000    Port of Gtr Cincinnati Dev Auth OH Spl Oblig Dev Rev
                      (Sycamore Twp Kenwood) Ser A (LOC: LaSalle Bank NA)               8.000              10/2/08         3,000,000
      4,200,000    Richland Co OH Hlthcare Facs Rev (Wesleyan) Ser B
                      (LOC: JPMorgan Chase Bank)                                        8.030              10/2/08         4,200,000
      5,800,000    Rickenbacker OH Port Auth EDR (YMCA Central OH)
                      (LOC: Fifth Third Bank)                                           8.900              10/2/08         5,800,000
        900,000    Salem OH Hosp Rev Impt (Salem Cmnty)
                      (LOC: JPMorgan Chase Bank)                                        7.900              10/2/08           900,000
      3,090,000    Sharonville OH IDR (Duke Rlty LP) (LOC: Fifth Third Bank)           10.000              10/2/08         3,090,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Ohio Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 73.8%
                   (CONTINUED)
$     2,155,000    Summit Co OH Civic Facs Rev (YMCA) (LOC: Key Bank NA)                6.000              10/2/08      $  2,155,000
      4,300,000    Toledo OH City Svcs Spl Assessment Nts Spl Oblig
                      (LOC: State Street B&T Co)                                        8.250              10/2/08         4,300,000
      6,915,000    Univ of Cincinnati OH General Rcpts Ser B
                      (LOC: Bayerische Landesbank)                                      8.000              10/2/08         6,915,000
      4,935,000    Univ of Cincinnati OH General Rcpts Ser B
                      (SPA: Bayerische Landesbank)                                      8.500              10/2/08         4,935,000
      1,600,000    Warren Co OH IDR (Liquid Container)
                      (LOC: Bank of America)                                            8.250              10/2/08         1,600,000
      8,000,000    Westlake OH Hlthcare Fac (Lutheran Home)
                      (LOC: National City Bank)                                         8.000              10/2/08         8,000,000
      5,000,000    Wood Co OH Hosp Facs Rev Impt (Hosp Assn)
                      (LOC: JPMorgan Chase Bank)                                        8.110              10/2/08         5,000,000
      4,720,000    Woodlawn OH EDR (Goodwill Inds) (LOC: US Bank NA)                    8.000              10/2/08         4,720,000
        655,000    Miami Co OH Hosp Facs (Upper Valley Med Ctr)
                      (LOC: Fifth Third Bank)                                           8.210              10/3/08           655,000
      5,700,000    Hamilton Co OH IDR (ADP)                                             5.000             10/15/08         5,700,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $308,955,000
------------------------------------------------------------------------------------------------------------------------------------

                   ADJUSTABLE RATE PUT BONDS -- 0.7%
        730,000    Clermont Co OH EDR (John Q Hammons/Clermont Hills)
                      (LOC: Fifth Third Bank)                                           2.750              11/1/08           730,000
      1,700,000    Richland Co OH IDR (Mansfield Sq Ltd) (LOC: National City Bank)      2.750             11/15/08         1,700,000
        325,000    Gallia Co OH IDR (Jackson Pike Assoc) (LOC: Fifth Third Bank)        2.250             12/15/08           325,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL ADJUSTABLE RATE PUT BONDS                                                                      $  2,755,000
------------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 99.9%
                   (Amortized Cost $418,025,356)                                                                        $418,025,356

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%                                                             377,336
------------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                 $418,402,692
------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund - September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FIXED RATE REVENUE & GENERAL OBLIGATION BONDS -- 20.0%
$       200,000    Hamilton Co OH Hlthcare Facs Rev Impt (Twin Towers A)                5.750              10/1/08      $    200,000
        250,000    IL St First Ser UTGO                                                 5.000              10/1/08           250,000
        250,000    Miami-Dade Co FL Sch Brd COP                                         3.750              10/1/08           250,000
        255,000    Tampa Bay FL Wtr Util Sys Rev Prerefunded @ 101                      4.750              10/1/08           257,550
        100,000    TX St Pub Fin Auth UTGO                                              5.500              10/1/08           100,000
        530,000    AMP OH Elect Rev BANS (St Marys)                                     3.700              10/2/08           530,000
        700,000    Ontario OH Wtr Sys Impt LTGO BANS                                    4.125              10/2/08           700,005
      1,000,000    Kent OH LTGO BANS                                                    4.000             10/16/08         1,000,162
        450,000    South Lebanon Village OH Tax Increment Rev BANS
                      (LOC: National City Bank)                                         3.750             10/27/08           450,000
        500,000    Canal Winchester OH LTGO BANS (Diley Road)                           4.250             10/30/08           500,234
        100,000    MI St UTGO (Environmental Protection Program)
                      Prerefunded @ 100                                                 5.000              11/1/08           100,252
        150,000    Bell Co TX Hlth Facs Dev Corp Rev Retirement Fac
                      (Buckner) Prerefunded @ 101                                       5.250             11/15/08           151,984
        100,000    Chicago IL Pk Dist UTGO                                              5.000             11/15/08           100,315
        100,000    Northeast OH Regl Swr Dist Wst Wtr Rev Impt                          4.000             11/15/08           100,122
        100,000    Cook Co IL SD No 125 Atwood Heights Ltd Sch LTGO                     2.750              12/1/08           100,092
        150,000    DE River & Bay Auth Rev                                              5.000               1/1/09           150,721
        125,000    IL Hlth Facs Auth Rev (Alexian Bros Hlth Sys) Prerefunded @ 101      5.000               1/1/09           127,056
        200,000    Norfolk VA UTGO Cap Impt                                             5.000               1/1/09           200,986
      1,000,000    OH St Univ General Rcpts Ser B                                       3.750              1/14/09         1,000,000
        250,000    Darien CT UTGO                                                       3.000              1/15/09           250,000
        690,000    Columbiana OH UTGO BANS (Wtr Treatment Sys)                          3.450              1/22/09           690,520
        750,000    Highland OH LSD UTGO BANS (Constr & Impt)                            2.850              1/22/09           751,951
        125,000    Douglas Co KS UTGO (Sales Tax) Ser A Prerefunded @ 100               5.500               2/1/09           126,446
        100,000    IL St First Ser UTGO                                                 5.250               2/1/09           101,061
        275,000    Lake Co IL Fst Presv Dist UTGO                                       5.500               2/1/09           277,822
        105,000    Addison TX LTGO                                                      3.500              2/15/09           105,423
        415,000    Louisville & Jefferson Co KY Impt (Univ Louisville A)                3.250               3/1/09           416,864
        445,000    De Forest WI Area SD UTGO Prerefunded @ 100                          5.450               4/1/09           452,828
        600,000    Cook Co IL Cmnty Cons SD No 065 Evanston
                      UTGO Ser A Prerefunded @ 100                                      6.000               5/1/09           614,032
        200,000    Univ KY Revs (Cons Edl Bldgs) ETM                                    5.000               5/1/09           203,487
        295,000    Des Moines IA Area Cmnty College UTGO                                3.750               6/1/09           296,923
        700,000    Lebanon OH Rd Impt UTGO BANS                                         3.000              6/23/09           702,986
        100,000    Indianapolis IN Loc Pub Impt Bd Bk (Wtrworks)                        5.000               7/1/09           102,142
        800,000    Columbiana OH Elec Sys Impt BANS                                     2.650               7/9/09           801,507
        560,000    Bratenahl OH UTGO BANS (Greenspace Acquisition)                      2.750              8/27/09           562,473
        500,000    Union Twp OH TIF Rev BANS                                            3.000              9/15/09           504,687
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FIXED RATE REVENUE & GENERAL OBLIGATION BONDS                                                  $ 13,230,631
------------------------------------------------------------------------------------------------------------------------------------

                   FLOATING & VARIABLE RATE DEMAND NOTES -- 77.5%
      1,600,000    Alachua Co FL Hlth Facs Auth Rev (Shands Teaching
                      Hosp) (LOC: Suntrust Bank)                                        5.500              10/1/08         1,600,000
      1,300,000    Allen Co OH Hosp Facs Rev (Catholic Hlthcare)
                      Ser C (LOC: Wachovia Bank NA)                                     7.000              10/1/08         1,300,000
        935,000    Arvada CO Wtr Sys Rev (SPA: Dexia Credit Local)                      3.140              10/1/08           935,000
        100,000    Broward Co FL HFA MFH Rev (Reflections Apts) (LOC: FHLMC)            8.150              10/1/08           100,000
        500,000    CA Fing Auth Res Recovery PCR (Burney Forest
                      Prods A) (LOC: Union Bank of California)                          5.750              10/1/08           500,000
        900,000    Chattanooga TN Hlth Edl & Hsg (Siskin Hosp
                      Rehab) (LOC: Bank of America NA)                                  4.500              10/1/08           900,000
      1,000,000    Cincinnati & Hamilton Co OH Port Auth
                      EDR (Kenwood Office Assoc) (LOC: Fifth Third Bank)               12.000              10/1/08         1,000,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 77.5%
                   (CONTINUED)
$     1,500,000    CO Edl & Cultural Facs Auth Rev (National Jewish
                      Fed C-4) (LOC: US Bank NA)                                        4.250              10/1/08      $  1,500,000
      1,600,000    CO Edl & Cultural Facs Auth Rev (Parker & Denver HS)
                      (LOC: Bank of America NA)                                         5.550              10/1/08         1,600,000
        500,000    Collier Co FL Hlth Fac Auth (Cleveland Clinic)
                      (LOC: JPMorgan Chase Bank)                                        4.250              10/1/08           500,000
      1,000,000    Cuyahoga Co OH Hosp Rev Impt (Univ Hosp)
                      (LOC: JPMorgan Chase Bank)                                        4.000              10/1/08         1,000,000
      1,800,000    Cuyahoga Co OH Rev (Cleveland Clinic) Subser B1
                      (SPA: JPMorgan Chase Bank)                                        4.250              10/1/08         1,800,000
        705,000    Hillsborough Co FL IDR (Vigo Importing Co)
                      (LOC: Bank of America)                                            8.400              10/1/08           705,000
      1,000,000    IL Fin Auth Rev (Lake Forest College) (LOC: Northern Trust Co)       7.510              10/1/08         1,000,000
        400,000    Jacksonville FL EDR Commn Hlthcare Facs
                      (Methodist) (LOC: Suntrust Bank)                                  5.500              10/1/08           400,000
        500,000    Jacksonville FL Hlth Facs Auth Hosp Rev (Baptist Med)
                      (LOC: Bank of America NA)                                         4.500              10/1/08           500,000
      2,200,000    Los Angeles CA Regl Arpts Impt Corp Lease Rev                        5.000              10/1/08         2,200,000
      1,000,000    New York NY UTGO Subser A-4 (LOC: Bayerische Landesbank)             4.150              10/1/08         1,000,000
      1,500,000    Palm Bch Co FL Hlth Facs Rev (Bethesda Hlthcare Sys)
                      (LOC: Suntrust Bank)                                              5.500              10/1/08         1,500,000
        800,000    Pinellas Co FL Hlth Facs Auth Rev (Bayfront Hosp)
                      (LOC: Suntrust Bank)                                              5.500              10/1/08           800,000
      1,400,000    Putnam Co FL PCR Dev Auth (FL Pwr & Light Co)                        4.250              10/1/08         1,400,000
      2,200,000    Sarasota Co FL Pub Hosp Dist Rev (Sarasota Mem
                      Hosp A) (LOC: Northern Trust Co)                                  6.950              10/1/08         2,200,000
      1,100,000    Scio Twp MI EDR (ADP)                                                2.240              10/1/08         1,100,000
        535,000    Ulster Co NY IDA IDR (Viking Industries Inc) (LOC: Key Bank NA)      8.000              10/1/08           535,000
        300,000    Volusia Co FL HFA MFH Rev (Fisherman's Landing Apt)                  8.150              10/1/08           300,000
      1,600,000    VT Edl & Hlth Bldgs (Brattleboro Mem Hosp)
                      (LOC: TD Banknorth NA)                                            7.050              10/1/08         1,600,000
        240,000    CA Infra EDB IDR (Metrotile Mfg) Ser A (LOC: Comerica Bank)          8.250              10/2/08           240,000
        100,000    CA Statewide Cmntys IDR (American Modular Sys)
                      (LOC: Bank of the West)                                           7.500              10/2/08           100,000
      2,000,000    Cobb Co GA Hsg Auth Rev MFH (Six Flags Assoc) (LOC: FHLMC)           8.260              10/2/08         2,000,000
      1,150,000    Dayton KY TIF & Spl Assmt (Belmont Lake) (LOC: LaSalle Bank NA)      8.200              10/2/08         1,150,000
        415,000    Eden Prairie MN MFH Rev (Lake Place Apts)                            8.150              10/2/08           415,000
        175,000    Franklin Co VA IDA IDR (Mod-U-Kraf) (LOC: Lasalle Bank NA)           7.500              10/2/08           175,000
        500,000    Hailey ID IDC Rev (Rocky Mountain Hardware)
                      (LOC: Wells Fargo Bank)                                           8.250              10/2/08           500,000
        245,000    Hillsborough Co FL IDR (Mosi Charter Sch A)
                      (LOC: Bank of America NA)                                         7.300              10/2/08           245,000
      1,500,000    IN St Fin Auth Rev (LOC: Allied Irish Bank PLC)                      8.150              10/2/08         1,500,000
        859,000    Indianapolis IN EDR (Pedcor Invts Wtrfront B) (LOC: FHLB)            8.520              10/2/08           859,000
        735,000    Indianapolis IN MFH Rev (Nora Commons) (LOC: FHLB)                   7.500              10/2/08           735,000
      1,000,000    Kalamazoo Co MI EDR (WBC Properties) (LOC: Fifth Third Bank)        10.000              10/2/08         1,000,000
        370,000    Lancaster NE IDR (Garner Inds) Ser B (LOC: Wells Fargo Bank)         8.060              10/2/08           370,000
        100,000    Lemoore CA COP (Muni Golf Course)
                      (LOC: Union Bank of California)                                   8.200              10/2/08           100,000
        900,000    Lexington-Fayette Co KY Govt IBR
                      (Liberty Ridge) (LOC: US Bank NA)                                 8.210              10/2/08           900,000
      1,985,000    Lexington-Fayette Co KY Rev IBR
                      (Eastland Pkwy) (LOC: US Bank NA)                                 8.210              10/2/08         1,985,000
      1,000,000    MA St Dev Fin Agy Rev (Seven Hills Fndtn)
                      (LOC: TD Banknorth NA)                                            8.030              10/2/08         1,000,000
        245,000    MA St Ind Fin Agy Rev (Lower Mills Assoc LP)
                      (LOC: Fleet Bank NA)                                              7.520              10/2/08           245,000

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Portfolio of Investments
Tax-Free Money Market Fund  (Continued)
--------------------------------------------------------------------------------

     PRINCIPAL                                                                         COUPON             MATURITY
      AMOUNT                                                                            RATE                DATE            VALUE
------------------------------------------------------------------------------------------------------------------------------------
                   FLOATING & VARIABLE RATE DEMAND NOTES -- 77.5%
                   (CONTINUED)
$       240,000    Maricopa Co AZ IDA Hsg Rev (San Angelin
                      Apts) (LOC: FNMA)                                                 8.400              10/2/08      $    240,000
      1,000,000    Marion Co FL IDA Rev MFH (Chambrel)                                  8.100              10/2/08         1,000,000
        470,000    Oakland CA Liq Fac Rev (Assoc Bay Area Govt)
                      (LOC: Bank of the West)                                           8.110              10/2/08           470,000
      1,000,000    OH St Higher Edl Fac Rev (Otterbein College)
                      (LOC: JPMorgan Chase Bank)                                        9.000              10/2/08         1,000,000
        350,000    Palm Beach Co FL Rev (Henry Morrison Flagler)
                      (LOC: Northern Trust Bank)                                        7.540              10/2/08           350,000
      1,000,000    Southglenn Met Dist CO Rev (LOC: BNP Paribas)                        8.050              10/2/08         1,000,000
        640,000    St Charles Co MO IDA Rev (National Cart)
                      Ser A (LOC: US Bank NA)                                           8.400              10/2/08           640,000
      1,000,000    Storm Lake IA Higher Ed Facs Rev (Buena Vista)
                      (SPA: Wells Fargo Bank)                                           8.500              10/2/08         1,000,000
        100,000    Tampa FL Rev (Univ Tampa) (LOC: Royal Bank of Canada)                8.100              10/2/08           100,000
      2,170,000    Univ of Cincinnati OH General Rcpts Ser B
                      (SPA: Bayerische Landesbank)                                      8.500              10/2/08         2,170,000
      1,700,000    Volusia Co FL IDA Rev (Retirement Hsg Fndtn)
                      (LOC: KBC Bank NV)                                                8.050              10/2/08         1,700,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL FLOATING & VARIABLE RATE DEMAND NOTES                                                          $ 51,164,000
------------------------------------------------------------------------------------------------------------------------------------

                   ADJUSTABLE RATE PUT BONDS -- 2.1%
         80,000    Newport KY IBR (Sumerel Tire) (LOC: US Bank NA)                      2.900              12/1/08            80,000
      1,000,000    Westmoreland Co PA IDA (White Cons Inds)
                      (LOC: Bank of Nova Scotia)                                        2.090              12/1/08         1,000,000
        310,000    Dayton KY IBR (Patriot Signage Inc) (LOC: Fifth Third Bank)          3.250               3/1/09           310,000
------------------------------------------------------------------------------------------------------------------------------------
                   TOTAL ADJUSTABLE RATE PUT BONDS                                                                      $  1,390,000
------------------------------------------------------------------------------------------------------------------------------------

                   TOTAL INVESTMENT SECURITIES -- 99.6%
                   (Amortized Cost $65,784,631)                                                                         $ 65,784,631

                   OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.4%                                                             253,888
------------------------------------------------------------------------------------------------------------------------------------

                   NET ASSETS -- 100.0%                                                                                 $ 66,038,519
------------------------------------------------------------------------------------------------------------------------------------

See accompanying Notes to Portfolios of Investments.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
September 30, 2008 (Unaudited)
--------------------------------------------------------------------------------

Variable and adjustable rate put bonds earn interest at a coupon rate which fluctuates at specified intervals, usually daily, monthly or semi-annually. The rates shown in the Portfolios of Investments are the coupon rates in effect at September 30, 2008.

Put bonds may be redeemed at the discretion of the holder on specified dates prior to maturity. Mandatory put bonds are automatically redeemed at a specified put date unless action is taken by the holder to prevent redemption.

Bonds denoted as prerefunded are anticipated to be redeemed prior to their scheduled maturity. The dates indicated in the Portfolios of Investments are the stipulated prerefunded dates.

PORTFOLIO ABBREVIATIONS:
BANS - Bond Anticipation Notes
COP - Certificates of Participation
CSD - City School District
EDB -Economic Development Bank
EDR - Economic Development Revenue
ETM - Escrowed to Maturity
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GO - General Obligation
HFA - Housing Finance Authority/Agency
IBR - Industrial Building Revenue
IDA - Industrial Development Authority/Agency
IDC - Industrial Development Corporation
IDR - Industrial Development Revenue
LOC - Line of Credit
LSD - Local School District
LTGO - Limited Tax General Obligation
MFH - Multi-Family Housing
PCR - Pollution Control Revenue
RANS - Revenue Anticipation Notes
SD - School District
SPA - Stand-by Purchase Agreement
TIF - Tax Increment Financing
UTGO - Unlimited Tax General Obligation

SECURITY VALUATION -- Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund securities are valued on an amortized cost basis, which approximates market. This involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. This method of valuation is expected to enable these Funds to maintain a constant net asset value per share. Ohio Tax-Free Bond Fund securities are valued at market using an independent pricing service which generally utilizes a computerized grid of the securities. On limited occasions, if the valuation provided by the pricing service ignores certain market conditions affecting the value of a security or the pricing service cannot provide a valuation, the fair value of the security will be determined in good faith consistent with procedures approved by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

o     Level 1 - quoted prices in active markets for identical securities

o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of September 30, 2008:

                                                                                      LEVEL 2 -                 LEVEL 3 -
                                                                LEVEL 1 -         OTHER SIGNIFICANT            SIGNIFICANT
                                                             QUOTED PRICES        OBSERVABLE INPUTS        UNOBSERVABLE INPUTS
------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS IN SECURITIES:
Florida Tax-Free Money Market Fund                           $            --        $  29,127,317             $            --
Ohio Tax-Free Bond Fund                                                   --           53,270,695                          --
Ohio Tax-Free Money Market Fund                                           --          418,025,356                          --
Tax-Free Money Market Fund                                                --           65,784,631                          --

SECURITY TRANSACTIONS -- Security transactions are accounted for on the trade date. Gains and losses on securities sold are determined on a specific identification basis.

WHEN-ISSUED SECURITIES -- The Funds may purchase securities with delivery or payments to occur at a later date. At the time the Funds enter into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The value of the security may vary with market fluctuations. No interest accrues to the Fund until payment takes place. At the time the Fund enters into this type of transaction, it is required to segregate cash or other liquid assets equal to the value of the securities purchased.

PORTFOLIO COMPOSITION
As of September 30, 2008, the Ohio Tax-Free Bond Fund and the Ohio Tax-Free Money Market Fund were invested exclusively in debt obligations issued by the State of Ohio and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the interest from which is exempt from Ohio personal income tax. The Florida Tax-Free Money Market Fund was 85.2% invested in debt obligations issued by the State of Florida and its political subdivisions, agencies, authorities and instrumentalities and by other issuers, the value of which is exempt from the Florida intangible personal property tax. As of September 30, 2008, 25.4% of the portfolio securities of the Tax-Free Money Market Fund were concentrated in the State of Ohio, 7.6% in the State of Kentucky, and 4.8% in the State of Indiana.

--------------------------------------------------------------------------------
Touchstone Tax-Free Trust - Notes to Portfolios of Investments
(Continued)
--------------------------------------------------------------------------------

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Bond Fund, and the Ohio Tax-Free Money Market Fund are each non-diversified Funds under the 1940 Act. Thus, investments may be concentrated in fewer issuers than those of a diversified fund. As of September 30, 2008, there were no concentrations of investments (10% or greater) in any one issuer.

The Florida Tax-Free Money Market Fund, the Ohio Tax-Free Money Market Fund and the Tax-Free Money Market Fund each invest in municipal securities maturing in 13 months or less and having a short-term rating in one of the top two ratings categories by at least two nationally recognized statistical rating agencies (or by one such agency if a security is rated by only that agency) or, if unrated, are determined by the Advisor, under the supervision of the Board of Trustees, to be of comparable quality.

The concentration of investments for each Fund as of September 30, 2008, classified by revenue source, was as follows:

                                                       FLORIDA                    OHIO
                                                      TAX-FREE      OHIO        TAX-FREE     TAX-FREE
                                                       MONEY      TAX-FREE       MONEY         MONEY
                                                       MARKET      BOND          MARKET       MARKET
                                                        FUND        FUND          FUND         FUND
-----------------------------------------------------------------------------------------------------
General Obligations                                     13.2%       45.3%          4.5%        10.8%
Revenue Bonds:
   Industrial Development/Pollution Control              8.9%         --           4.2%        10.5%
   Hospital/Health Care                                 28.3%       14.0%         28.0%        23.4%
   Utilities/Water & Sewer                               4.1%        8.3%          4.5%         6.1%
   Education                                             9.8%        9.5%         23.7%        17.1%
   Housing/Mortgage                                     21.9%         --           2.9%         5.9%
   Economic Development                                   --          --          11.5%         7.9%
   Public Facilities                                     4.1%         --           2.3%         3.8%
   Transportation                                         --         3.5%          3.0%          --
   Special Tax                                            --          --           6.5%        11.1%
   Prerefunded/Escrowed to Maturity                       --        18.6%           --           --
   Miscellaneous                                         9.7%        0.8%          8.9%         3.4%
-----------------------------------------------------------------------------------------------------
Total Investments                                      100.0%      100.0%        100.0%       100.0%
-----------------------------------------------------------------------------------------------------

FEDERAL TAX INFORMATION
The federal tax cost for the Florida Tax-Free Money Market Fund, Ohio Tax-Free Money Market Fund and Tax-Free Money Market Fund is equal to the amortized cost in the portfolio of investments. The aggregate identified cost for federal income tax purposes for the Ohio Tax-Free Bond Fund is $54,732,594, resulting in gross unrealized appreciation and depreciation of $1,039,319 and $2,501,218, respectively, and net unrealized depreciation of $1,461,899.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Tax-Free Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President
Date:  November 19, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  November 17, 2008